Loss per Share	12 Months Ended
Jun. 30, 2023
Loss Per Share Abstract
Loss per Share

Note 11. Loss per share

	Consolidated
	30 June 2023	30 June 2022
	$	$

Earnings per share for loss from continuing operations
Loss after income tax attributable to the owners of Advanced Health Intelligence Ltd	(12,827,177)	(20,076,843)

	Number	Number

Weighted average number of ordinary shares used in calculating basic earnings/(loss) per share	184,836,915	153,488,834

Weighted average number of ordinary shares used in calculating diluted earnings/(loss) per share	184,836,915	153,488,834

	Cents	Cents

Basic loss per share	(6.94)	(13.08)
Diluted loss per share	(6.94)	(13.08)

Options and share rights to acquire ordinary shares granted by the Company and not exercised at the reporting date have been included in the determination of diluted earnings per share to the extent to which they are dilutive. Options or share rights on issue at 30 June 2023 are considered to be anti-dilutive due to the loss incurred during the financial year.